Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating revenues and other income
Revenues	$ 1,430,208	$ 749,381
Other income	8,040	4,060
Total operating revenues and other income	1,438,248	753,441
Operating expenses
Voyage expenses and commission	605,544	392,697
Ship operating expenses	175,164	164,246
Administrative expenses	47,374	26,424
Depreciation	165,170	165,205
Contingent rental income	(623)	(3,606)
Total operating expenses	992,629	744,966
Net operating income	445,619	8,475
Other income (expenses)
Finance income	1,479	121
Finance expense	(45,330)	(44,244)
Gain on marketable securities	58,359	7,677
Share of results of associated company	14,243	(724)
Dividends received	1,579	18,367
Net other expenses	30,330	(18,803)
Profit (loss) before income taxes	475,949	(10,328)
Income tax expense	(412)	(4,633)
Profit (loss) for the period	475,537	(14,961)
Profit (loss) attributable to the shareholders of the Company	$ 475,537	$ (14,961)
Basic earnings (loss) per share attributable to shareholders of the Company (USD per share)	$ 2.22	$ (0.08)
Diluted earnings (loss) per share attributable to shareholders of the Company (USD per share)	$ 2.22	$ (0.08)